INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 11,635
Cost at end of year	14,386	$ 11,635
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	12,515	10,470
Additions, net of disposals	109	117
Acquisitions through business combinations	3,248	3,208
Assets reclassified as held for sale	(1)	0
Non-cash additions (disposals)	15	7
Foreign currency translation	(191)	(1,287)
Cost at end of year	$ 15,695	$ 12,515